Table of Contents

      USAA Family of Funds                                              1
      Message from the President                                        2
      Investment Review                                                 4
      Message from the Manager                                          5
      Shareholder Voting Results                                        7
      Financial Information
         Portfolio of Investments                                       9
         Notes to Portfolio of Investments                             13
         Statement of Assets and Liabilities                           14
         Statement of Operations                                       15
         Statement of Changes in Net Assets                            16
         Notes to Financial Statements                                 17












Important Information

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Intermediate-Term Bond Fund, managed by USAA Investment Management Company
(IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus, which gives further details about the Fund.

USAA   with  the  eagle  is   registered   in  the  U.S.   Patent  &   Trademark
Office.(Copyright)2000, USAA. All rights reserved.











USAA Family of Funds Summary

         Fund                                                        Minimum
       Type/Name                       Volatility                  Investment
       ---------                       ----------                  ----------

CAPITAL APPRECIATION
================================================================================
 Aggressive Growth                  Very high                        $3,000
 Emerging Markets                   Very high                         3,000
 First Start Growth(Registered
   Trademark)                       Moderate to high                  3,000
 Gold                               Very high                         3,000
 Growth                             Moderate to high                  3,000
 Growth & Income                    Moderate                          3,000
 International                      Moderate to high                  3,000
 S&P 500(Registered Trademark)
   Index                            Moderate                          3,000
 Science & Technology               Very high                         3,000
 Small Cap Stock                    Very high                         3,000
 World Growth                       Moderate to high                  3,000

ASSET ALLOCATION
================================================================================
 Balanced Strategy                  Moderate                         $3,000
 Cornerstone Strategy               Moderate                          3,000
 Growth and Tax
  Strategy                          Moderate                          3,000
 Growth Strategy                    Moderate to high                  3,000
 Income Strategy                    Low to moderate                   3,000

INCOME - TAXABLE
================================================================================
 GNMA(Registered Trademark) Trust   Low to moderate                  $3,000
 High-Yield
  Opportunities                     High                              3,000
 Income                             Moderate                          3,000
 Income Stock                       Moderate                          3,000
 Intermediate-Term
  Bond                              Low to moderate                   3,000
 Short-Term Bond                    Low                               3,000

INCOME - TAX EXEMPT
================================================================================
 Long-Term                          Moderate                         $3,000
 Intermediate-Term                  Low to moderate                   3,000
 Short-Term                         Low                               3,000
 State Bond Income                  Moderate                          3,000

MONEY MARKET
================================================================================
 Money Market                       Very low                         $3,000
 Tax Exempt
  Money Market                      Very low                          3,000
 Treasury Money Market Trust
   (Registered Trademark)           Very low                          3,000
 State Money Market                 Very low                          3,000



Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

S&P 500(Registered Trademark)is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the product.

Some income may be subject to state or local taxes or the federal alternative minimum tax.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The Science & Technology Fund may be more volatile than a fund that diversifies across many industries.

The InveStart(Registered Trademark) program is available for investors without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account. InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.

California, Florida, New York, Texas, and Virginia funds available to residents only.


Nondeposit investment products are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.











Message from the President

[PHOTOGRAPH OF THE PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J.C. ROTH, CFA, APPEARS HERE]

What an exciting time this is!

The way we do business, the way we communicate with each other, the way we live our lives is all changing with breathtaking speed. It is fascinating and sometimes scary. And it creates new investment ideas every day.

As we begin 2000, a challenging investment picture is out there. In the last half of 1999, especially, investors in growth or technology stocks had wonderful returns. These came on the heels of four previous years of returns that were well above average. Those returns in 1999 were the product of the actions of investors who think on the leading edge: technology, Internet, electronics. For investors who included bonds or value-based stocks in their portfolios, 1999 was disappointing. The returns there were largely driven by the Federal Reserve, which is much more concerned with inflation than with leading-edge thinking. I do not mean that as a put-down; that's just how it is.

And one last piece of the puzzle: the returns for growth and technology stocks are coupled with price/earnings ratios that are so far above any common standard that people are only guessing at what they mean.

So, in a nutshell, 1999 was huge returns on growth and tech stocks coupled with valuations that were stratospheric and paltry returns on everything else. And, oh yes, the economy continues to grow in a way that has some economists talking about eliminating the national debt in just over a decade.

Great opportunities coupled with very interesting risks is a picture that for many of you will continue to argue for the approach we have counseled. Create a portfolio that pursues your goals within a level of risk which you can tolerate.

That portfolio can be much more exciting than it was a few years ago. We'd love to help you create it.

Sincerely,

Michael J.C. Roth, CFA
President and
Vice Chairman of the Board


Past performance is no guarantee of future results.











Investment Review

USAA INTERMEDIATE-TERM BOND FUND

OBJECTIVE: High current income without undue risk to principal.

TYPES OF INVESTMENTS: Invests principally in a broad range of investment-grade debt securities with a dollar-weighted average portfolio maturity between three to 10 years.

--------------------------------------------------------------------------------
                                  1/31/00
--------------------------------------------------------------------------------
 Net Assets                    $44.7 Million
 Net Asset Value Per Share         $9.80
--------------------------------------------------------------------------------
Total Return as of 1/31/00
--------------------------------------------------------------------------------
         Since Inception on 8/2/99  1.47%
--------------------------------------------------------------------------------


The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.



                        CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund, the Lehman Aggregate Bond Index, and the Lipper Intermediate Investment Grade Debt Funds Average for the period of 08/02/99 through 01/31/2000. The data points from the graph are as follows:


            USAA Intermediate-       Lehman Aggregate       Lipper Inter Inv
             Term Bond Fund              Bond Index       Grade Debt Funds Avg.
            ------------------       ----------------     ---------------------

08/02/99         $10,000                 $10,000               $10,000
08/99             10,010                   9,995                 9,985
09/99             10,139                  10,111                10,085
10/99             10,174                  10,148                10,099
11/99             10,218                  10,148                10,107
12/99             10,177                  10,099                10,064
01/00             10,147                  10,066                10,026

Data since inception on 8/2/99 through 1/31/00

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund to the Lehman Aggregate Bond Index and the Lipper Intermediate Investment Grade Debt Funds Average. The Lehman Index is an unmanaged index made up of the Government/Corporate Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. The Lipper Average is the average performance level of all intermediate investment grade debt funds, as reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.











Message from the Manager

[PHOTOGRAPH OF THE PORTFOLIO MANAGER, PAUL LUNDMARK, CFA, APPEARS HERE]

Since this is the first manager report for the Fund, it gives me great pleasure to say "Welcome aboard." I am very excited about managing this Fund and am looking forward to a profitable partnership with you.


THE MARKET

Interest rates have risen dramatically since the inception of the Fund. Investors fear that the economy is growing too fast to contain inflation. In an effort to slow the economy, the Federal Reserve (the Fed) has raised the fed funds rate by 1% since May of 1999. However, investors feel that more increases may be necessary.


MANAGEMENT PHILOSOPHY

My philosophy in managing the Fund is as follows: no one can consistently predict the course of interest rates over time. However, interest rate forecasts can be used to determine how an investment may perform, especially under extreme scenarios. As a result, you will see no dramatic change in the maturity and duration of the portfolio in an effort to time the market. Instead, the emphasis is looking for bonds that represent value in terms of risk and total return. This search for value starts in-house. The fixed-income research analysts and I sort through myriad sources of information to come up with potential security purchases. I then compare these securities by performing a total return analysis over a one-year time horizon. This horizon analysis tries to quantify the unique characteristics of different securities (put/call features, duration, maturity). This research process provides a rational rather than an emotional process to investing.


PERFORMANCE

Because  of  my  risk/reward   orientation,   I  have  favored   investments  in
higher-yielding   instruments,   such  as  corporate  bonds  and  mortgage-  and
asset-backed securities, rather than Treasuries.


OUTLOOK

Looking to the future, I feel that the economy will continue to be strong. This should result in corporate bonds and mortgage- and asset-backed securities increasing in relative value. Our continued emphasis will be on finding securities that represent good risk/reward characteristics.



Respectfully submitted on February 4, 2000.



                            PORTFOLIO MIX
                          JANUARY 31, 2000

A pie chart is shown here depicting the Portfolio Mix as of January 31, 2000 of the USAA Intermediate-Term Bond Fund to be:

Corporate   Bonds  -  83.6%;   Collateralized   Mortgage   Obligations  -  8.1%;
Asset-Backed Securities - 4.2%; and Cash Equivalents - 2.2%.

Percentages  are of the net  assets  in the  portfolio  and may or may not equal
100%.



Shareholder Voting Results

On October 15, 1999, a special meeting of shareholders was held to vote on the following proposals. All proposals were approved by the shareholders. All shareholders of record on August 19, 1999, were entitled to vote on each proposal. The number of votes shown below are for the entire series of the USAA Mutual Fund, Inc. (the Company) for proposals 1 and 2.

1 Proposal to elect Directors as follows:

     DIRECTORS                    VOTES FOR             VOTES WITHHELD
     Robert G. Davis             1,769,441,834            27,742,867
     Michael J.C. Roth           1,769,442,078            27,742,623
     Barbara B. Dreeben          1,769,442,172            27,742,529
     Robert L. Mason             1,769,442,172            27,742,529
     David G. Peebles            1,769,442,078            27,742,623
     Michael F. Reimherr         1,769,441,328            27,743,373
     Richard A. Zucker           1,769,444,074            27,740,627

John W. Saunders, Jr. and Howard L. Freeman, Jr. did not stand for re-election to the Board. Their term of office terminated on December 31, 1999.

2 Proposal to ratify the selection by the Board of Directors of KPMG LLP as auditors for the Company.

                            NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
            FOR                     AGAINST                  ABSTAIN

       1,664,427,712               19,027,937              27,873,822












USAA INTERMEDIATE-TERM BOND FUND
CATEGORIES AND DEFINITIONS
PORTFOLIO OF INVESTMENTS

January 31, 2000
(Unaudited)

Corporate bonds - debt securities issued by corporations as a method of raising capital. Interest rates are constant to maturity. Prior to maturity, the market price of a corporate bond generally varies inversely to the movement of interest rates.

Collateralized mortage obligations and asset-backed securities - these securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor or payments are made on the underlying mortgages in the pool. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline, however, when interest rates are declining, the value of asset-backed securities with prepayment features may not increase as much as other fixed income securities.

Cash  equivalents  -  consist  of  short-term   obligations   issued  by  banks,
corporations, and U.S. Government Agencies. The interest rate is constant to maturity.


PORTFOLIO DESCRIPTION ABBREVIATIONS

         MTN      Medium-Term Note












USAA INTERMEDIATE-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

January 31, 2000
(Unaudited)

Principal                                                    Coupon                     Market
 Amount                      Security                         Rate       Maturity       Value
----------------------------------------------------------------------------------------------
                             CORPORATE BONDS (83.6%)
            Aerospace/Defense
   $1,000   Coltec Industries, Inc., Senior Notes            7.50%       4/15/2008     $   952
----------------------------------------------------------------------------------------------
            Auto Parts
    2,000   Meritor Automotive, Inc., Notes                  6.80        2/15/2009       1,805
----------------------------------------------------------------------------------------------
            Banks - Major Regional
    1,000   Compass Bank, MTN                                8.10        8/15/2009       1,000
    1,000   Corporacion Andina de Fomento,
              Global Bonds (Venezuela)                       6.75        3/15/2005         942
    1,000   First Union Corp., Subordinated Debentures       6.18        2/15/2036         923
    2,000   Imperial Bank, Subordinated Capital Notes        8.50        4/01/2009       1,826
    1,000   Popular North America, Inc., MTN                 7.38        9/15/2001         996
    1,000   Southtrust Bank, N.A., Subordinated Notes        6.57       12/15/2027         935
      950   Union Planters Bank, National Assn.,
              Putable/Callable Subordinated Notes            6.50        3/15/2018         843
----------------------------------------------------------------------------------------------
                                                                                         7,465
----------------------------------------------------------------------------------------------
            Broadcasting - Radio & TV
    1,000   Comcast Cable Communications, Inc.,
              Senior Notes                                   6.20       11/15/2008         896
    1,000   Cox Communications, Inc., Senior Notes           7.88        8/15/2009       1,000
----------------------------------------------------------------------------------------------
                                                                                         1,896
----------------------------------------------------------------------------------------------
            Distributions - Food/Health
    1,000   Supervalu, Inc., Notes                           7.63        9/15/2004         978
----------------------------------------------------------------------------------------------
            Electric Utilities
    1,000   Empire District Electric Co., Senior Notes       7.70       11/15/2004         984
----------------------------------------------------------------------------------------------
            Electronics - Defense
    1,000   Litton Industries, Inc., Notes (a)               8.00       10/15/2009         980
----------------------------------------------------------------------------------------------
            Electronics - Instrumentation
    1,000   EG & G, Inc., Notes                              6.80       10/15/2005         935
----------------------------------------------------------------------------------------------
            Entertainment
    1,000   Viacom, Inc., Senior Notes                       7.75        6/01/2005         999
----------------------------------------------------------------------------------------------
            Finance - Consumer
    1,000   Capital One Financial Corp., Senior Notes        7.25        5/01/2006         940
    1,000   Household Finance Corp., Senior Notes            6.50       11/15/2008         911
----------------------------------------------------------------------------------------------
                                                                                         1,851
----------------------------------------------------------------------------------------------
            Finance - Diversified
    1,000   Heller Financial, Inc., Notes (a)                7.38       11/01/2009         957
    1,000   Newcourt Credit Group, Inc., Notes, Series B     6.88        2/16/2005         964
----------------------------------------------------------------------------------------------
                                                                                         1,921
----------------------------------------------------------------------------------------------
            Homebuilding
    1,000   Pulte Corp., Senior Notes                        7.00       12/15/2003         939
----------------------------------------------------------------------------------------------
            Investment Banks/Brokerage
    1,000   Merrill Lynch & Co., Inc., Redeemable Notes      6.88       11/15/2018         898
----------------------------------------------------------------------------------------------
            Manufacturing - Diversified Industries
    1,000   EdperBrascan Corp., Notes                        7.13       12/16/2003         959
----------------------------------------------------------------------------------------------
            Natural Gas Utilities
    1,000   Osprey Trust, Osprey I, Inc., Senior Notes (a)   8.31        1/15/2003         994
----------------------------------------------------------------------------------------------
            Oil & Gas - Exploration & Production
    1,000   Woodside Petroleum, Notes (a)                    6.60        4/15/2008         900
----------------------------------------------------------------------------------------------
            Real Estate Investment Trusts
    1,000   EOP Operating, L.P., Notes                       6.80        1/15/2009         900
    1,000   Health Care Property Investors, Inc.,
              Senior Notes                                   6.50        2/15/2006         836
    1,000   Nationwide Health Properties, Inc., MTN,
              Series B                                       7.60        5/10/2007         883
    1,000   Reckson Operating Partnership, L.P., Notes       7.75        3/15/2009         914
    2,000   TriNet Corporate Realty Trust, Inc., Notes       7.95        5/15/2006       1,703
----------------------------------------------------------------------------------------------
                                                                                         5,236
----------------------------------------------------------------------------------------------
            Retail - Food
    1,000   Safeway, Inc., Notes                             7.25        9/15/2004         982
----------------------------------------------------------------------------------------------
            Savings & Loan Holding Co.
    2,000   Sovereign Bancorp, Inc., Senior Notes           10.25        5/15/2004       1,990
----------------------------------------------------------------------------------------------
            Services - Commercial & Consumer
   $1,000   Service Master Co., Notes                        7.88        8/15/2009         950
----------------------------------------------------------------------------------------------
            Truckers
    1,000   Cummins Engine Co., Inc., MTN, Series A          6.45        3/01/2005         925
----------------------------------------------------------------------------------------------
            Waste Management
    1,000   Waste Management, Inc., Notes                    6.13        7/15/2001         958
    1,000   Waste Management, Inc., Notes                    6.38       12/01/2003         908
----------------------------------------------------------------------------------------------
                                                                                         1,866
----------------------------------------------------------------------------------------------
            Total corporate bonds (cost: $38,173)                                       37,405
----------------------------------------------------------------------------------------------

                         ASSET-BACKED SECURITIES (4.2%)

    1,000   ARG Funding Corp., Rental Car Asset Backed
              Notes, Series 1999-1, Class A-2                6.02        5/20/2005         945
    1,000   LB Commercial Mortgage Trust, Commercial
              Mortgage Pass Through Certificates,
              Series 1998 C-1, Class A-2                     6.40        8/18/2007         939
----------------------------------------------------------------------------------------------
            Total asset-backed securities (cost: $1,899)                                 1,884
----------------------------------------------------------------------------------------------

                   COLLATERALIZED MORTGAGE OBLIGATIONS (8.1%)

    1,000   Federal Home Loan Mortgage Corp.,
              REMIC Trust, Series 2160 VC                    6.00        8/15/2013         884
    1,000   Federal National Mortgage Assn., REMIC Trust,
              Series 1999-25 VB                              6.00        4/25/2016         875
    1,000   Federal National Mortgage Assn., REMIC Trust,
              Series 1999-56 D                               7.00       12/18/2014         948
    1,000   Government National Mortgage Assn.,
              Series 1999-14 VD                              6.00        3/20/2014         889
----------------------------------------------------------------------------------------------
            Total collateralized mortgage obligations (cost: $3,678)                     3,596
----------------------------------------------------------------------------------------------

                           CASH EQUIVALENTS (2.2%)

            Commercial Paper
      981   Raytheon Co. (b) (cost: $981)                    6.10        2/01/2000         981
----------------------------------------------------------------------------------------------
                  Total investments (cost: $44,731)                                    $43,866
==============================================================================================




                          PORTFOLIO SUMMARY BY INDUSTRY
                          -----------------------------
            Banks - Major Regional                              16.7%
            Real Estate Investment Trusts                       11.7
            Collateralized Mortgage Obligations                  8.0
            Savings & Loan Holding Co.                           4.5
            Electronics - Defense                                4.4
            Finance - Diversified                                4.3
            Broadcasting - Radio & TV                            4.3
            Asset-Backed Securities                              4.2
            Waste Management                                     4.2
            Finance - Consumer                                   4.1
            Auto Parts                                           4.0
            Entertainment                                        2.2
            Natural Gas Utilities                                2.2
            Electric Utilities                                   2.2
            Retail - Food                                        2.2
            Distributions - Food/Health                          2.2
            Manufacturing - Diversified Industries               2.2
            Aerospace/Defense                                    2.1
            Services - Commercial & Consumer                     2.1
            Homebuilding                                         2.1
            Electronics - Instrumentation                        2.1
            Truckers                                             2.1
            Oil & Gas - Exploration & Production                 2.0
            Investment Banks/Brokerage                           2.0
                                                                ----
            Total                                               98.1%
                                                                ====










USAA INTERMEDIATE-TERM BOND FUND
NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2000
(Unaudited)



GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.


SPECIFIC NOTES

(a) Security is exempt from registration under the Securities Act of 1933 and has been determined to be liquid by the Fund's investment manager. Any resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by the Rule 144A.

(b) Security is restricted as to disposition under Section 4(2) of the Securities Act of 1933 (the Act). Any resale of Section 4(2) commercial paper must be effected in a transaction exempt from registration under the Act.





See accompanying notes to financial statements.











USAA INTERMEDIATE-TERM BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2000
(Unaudited)


ASSETS
   Investments in securities, at market value (identified
     cost of $44,731)                                                 $ 43,866
   Cash                                                                    195
   Receivables:
      Capital shares sold                                                   64
      Interest                                                             877
                                                                      --------
         Total assets                                                   45,002
                                                                      --------

LIABILITIES
   Capital shares redeemed                                                  51
   USAA Investment Management Company                                       43
   USAA Transfer Agency Company                                              2
   Accounts payable and accrued expenses                                    22
   Dividends on capital shares                                             165
                                                                      --------
         Total liabilities                                                 283
                                                                      --------
            Net assets applicable to capital shares outstanding       $ 44,719
                                                                      ========

REPRESENTED BY:
   Paid-in capital                                                    $ 45,584
   Net unrealized depreciation of investments                             (865)
                                                                      --------
            Net assets applicable to capital shares outstanding       $ 44,719
                                                                      ========
   Capital shares outstanding                                            4,565
                                                                      ========
   Authorized shares of $.01 par value                                 100,000
                                                                      ========
   Net asset value, redemption price, and offering price per share    $   9.80
                                                                      ========


See accompanying notes to financial statements.













USAA INTERMEDIATE-TERM BOND FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2000*
(Unaudited)

Net investment income:
   Interest income                                                       $1,260
                                                                         ------
   Expenses:
      Management fees                                                        81
      Transfer agent's fees                                                   8
      Custodian's fees                                                       18
      Postage                                                                 3
      Shareholder reporting fees                                              3
      Directors' fees                                                         2
      Registration fees                                                      71
      Professional fees                                                      14
      Other                                                                   1
                                                                         ------
         Total expenses before reimbursement                                201
      Expenses reimbursed                                                   (95)
                                                                         ------
         Total expenses after reimbursement                                 106
                                                                         ------
            Net investment income                                         1,154
                                                                         ------
Net unrealized loss on investments:
   Change in net unrealized appreciation/depreciation                      (865)
                                                                         ------
            Net unrealized loss                                            (865)
                                                                         ------
Increase in net assets resulting from operations                         $  289
                                                                         ======


* Fund commenced operations on August 2, 1999.

See accompanying notes to financial statements.













USAA INTERMEDIATE-TERM BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2000*
(Unaudited)

From operations:
   Net investment income                                                $ 1,154
   Change in net unrealized appreciation/depreciation of
      investments                                                          (865)
                                                                        -------
      Increase in net assets resulting from operations                      289
                                                                        -------
        Distributions to shareholders from:
   Net investment income                                                 (1,154)
                                                                        -------
From capital share transactions:
   Proceeds from shares sold                                             47,611
   Shares issued for dividends reinvested                                   328
   Cost of shares redeemed                                               (2,355)
                                                                        -------
      Increase in net assets from capital share transactions             45,584
                                                                        -------
Net increase in net assets                                               44,719
Net assets:
   Beginning of period                                                      -
                                                                        -------
   End of period                                                        $44,719
                                                                        =======

Change in shares outstanding:
   Shares sold                                                            4,770
   Shares issued for dividends reinvested                                    33
   Shares redeemed                                                         (238)
                                                                        -------
      Increase in shares outstanding                                      4,565
                                                                        =======



* Fund commenced operations on August 2, 1999.

See accompanying notes to financial statements.













USAA INTERMEDIATE-TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS

January 31, 2000
(Unaudited)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 13 separate funds. The information presented in this semiannual report pertains only to the USAA Intermediate-Term Bond Fund (the Fund) which commenced operations on August 2, 1999. The Fund's investment objective is high current income without undue risk to principal. USAA Investment Management Company (the Manager) seeks to achieve this objective by investing the Fund's assets principally in a broad range of investment-grade debt securities with a dollar-weighted average portfolio maturity between three to 10 years.

A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Debt and government securities are valued each business day by a pricing service (the Service) approved by the Fund's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Directors.

B. Federal taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. Investments in securities - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

D. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


(2) LINES OF CREDIT

The Fund participates with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

Subject to availability under both agreements with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets. Each committed line of credit is also subject to a facility fee. CAPCO charges an annual facility fee of up to .08% of the committed facility, and Bank of America charges an annual facility fee of .09% of the committed facility. The Fund had no borrowings under any of these agreements during the six-month period ended January 31, 2000.


(3) DISTRIBUTIONS

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.


(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ending January 31, 2000, were $45.6 million and $2.0 million, respectively.

Gross unrealized appreciation and depreciation of investments as of January 31, 2000, were $14,495 and $879,101, respectively.


(5) TRANSACTIONS WITH MANAGER

A. Management fees - USAA Investment Management Company carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed as a percentage of its annual average net assets, which is on an annual basis equal to .50% of the first $50 million, .40% of that portion over $50 million but not over $100 million, and .30% of the portion over $100 million.

The Manager has  voluntarily  agreed to limit the annual expenses of the Fund to
 .65% of its annual average net assets. Because the Fund's estimated expenses for the six-month period ending January 31, 2000, exceeded .65%, the Manager has absorbed a portion of the Fund's expenses to reduce the Fund's expense ratio to
 .65%.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $28.50 per shareholder account plus out-of-pocket expenses.

C. Underwriting services - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing, best-efforts basis. The Manager receives no commissions or fees for this service.


(6) TRANSACTIONS WITH AFFILIATES

USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At January 31, 2000, the Association and its affiliates owned 2.1 million shares (46.0%) of the Fund.

Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.


(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period is as follows:
                                                                     Six-month
                                                                   Period Ended
                                                                    January 31,
                                                                        2000*
                                                                   -------------

Net asset value at beginning of period                                $ 10.00
Net investment income                                                     .35
Net unrealized loss                                                      (.20)
Distributions from net investment income                                 (.35)
                                                                   -------------

Net asset value at end of period                                      $  9.80
                                                                   =============

Total return (%) **                                                      1.47
Net assets at end of period (000)                                     $44,719
Ratio of expenses to average net assets (%)                               .65%
Ratio of expenses to average net assets
   excluding reimbursement (%)                                           1.22(a)
Ratio of net investment income to
   average net assets (%)                                                7.05(a)
Portfolio turnover (%)                                                   6.99

  *Fund commenced operations on August 2, 1999.
 **Assumes reinvestment of all dividend  income and capital gains  distributions during the period.
(a)Annualized. The ratio is not necessarily indicative of 12 months of operations.












Directors
Robert G. Davis, Chairman of the Board
Michael J.C. Roth, Vice Chairman of the Board
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Richard A. Zucker

Investment Adviser, Underwriter, and Distributor
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

Transfer Agent                                   Legal Counsel
USAA Shareholder Account Services                Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road                         Exchange Place
San Antonio, Texas 78288                         Boston, Massachusetts 02109

Custodian                                        Independent Auditors
State Street Bank and Trust Company              KPMG LLP
P.O. Box 1713                                    112 East Pecan, Suite 2400
Boston, Massachusetts 02105                      San Antonio, Texas 78205

Telephone Assistance Hours                       Internet Access
Call toll free - Central Time                    usaa.com(Service Mark)
Monday - Friday 7:00 a.m. to 9:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.
Sundays 11:30 a.m. to 8:00 p.m.

For Additional Information on Mutual Funds
1-800-531-8181, (in San Antonio) 456-7211
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

Recorded Mutual Fund Price Quotes
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

Mutual Fund USAA TouchLine(Registered Trademark)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777